Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value measurements
TDS has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	Level within the Fair Value Hierarchy	December 31, 2019		December 31, 2018
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in millions)
Cash and cash equivalents	1	$465	$465	$921	$921
Short-term investments	1	—	—	17	17
Long-term debt
Retail	2	1,753	1,796	1,753	1,596
Institutional	2	534	594	534	531
Other	2	84	84	182	182